Business combinations	12 Months Ended
Dec. 31, 2024
Business combinations
Business combinations

Note 3. Business combinations

Business combinations during the year ended December 31, 2024

Acquisition of XL Media

On November 13, 2024, the Company acquired certain assets from XLMedia PLC (“XL Media”), a global digital media company which creates online content to attract audiences and connect them to relevant advertisers. The assets acquired were transferred to existing subsidiaries of the Company and comprise XL Media’s operations in the US gambling affiliates market, enabling the Company to expand into this market. Included in the assets acquired are inputs (intellectual property rights and media contracts) and an assembled workforce. The Company has concluded that the acquired assets, together with the processes the assembled workforce can provide, are capable of generating revenue, and therefore constitute a business. The final purchase price consisted of cash consideration totaling €16.2 million, which has been included in cash used in investing activities in the consolidated statement of cash flows for the year ended December 31, 2024. The fair value of the contingent consideration as of November 13, 2024 was €2.6 million.

The fair values of the identifiable assets and liabilities of XL Media as of the date of acquisition are as follows:

in €‘000	As of November 13, 2024
Brand Name	4,810
Customer Base	3,392
Technology	231
Total assets acquired	8,433
Goodwill	10,387
Consideration transferred	18,820

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects XL Media`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

During the year ended December 31, 2024, the seller achieved contingent consideration milestones totaling €1.0 million to be paid in 2025. All contingent consideration was determined as of December 31, 2024, and as such the change in fair value between the consideration achieved and the initial fair value as of November 13, 2024 has been recognized in profit from continuing operations during the year.

Transaction costs of €0.5 million were incurred and included in other operating expenses for the years ended December 31, 2024.

Business combinations during the year ended December 31, 2023

Acquisition of Aforoa Ltd

On January 12, 2023, the Company acquired 100% of the voting interest in Aforoa Ltd (“Aforoa”, whose name was subsequently changed to Sportradar Cyprus Limited), a Cyprus based provider of software solutions which uses AI, machine learning and computer vision to collect and analyze data from live sports streams and videos. The final purchase price consisted of cash consideration totaling €4.9 million. The fair value of the contingent consideration as of January 12, 2023 was €1.4 million.

The fair values of the identifiable assets and liabilities of Aforoa as of the date of acquisition are as follows:

in €‘000	As of January 12, 2023
Technology	2,718
Other tangible assets	6
Cash	48
Liabilities	(345)
Deferred tax liability, net	(340)
Net assets acquired	2,087
Goodwill	4,236
Consideration transferred	6,323

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects Aforoa`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

During the year ended December 31, 2024, the seller achieved contingent consideration milestones totaling €0.8 million to be paid in 2025.

The change in the fair value measurement of the contingent consideration liability (level 3) is summarized as follows:

in €‘000
As of January 12, 2023	1,400
Net fair value changes recognized in profit from continuing operations during the year	214
As of December 31, 2023	1,614
Payments during the year	(802)
Net fair value changes recognized in profit from continuing operations during the year	(49)
As of December 31, 2024	763

The cash flows arising from the acquisition of Aforoa during the year ended December 31, 2023 were as follows:

Year Ended
in €‘000	December 31, 2023
Cash consideration paid for acquisition of subsidiary	(4,968)
Cash acquired with the subsidiary	48
Net cash paid for acquisition (included in cash used in investing activities)	(4,920)

Transaction costs of €0.1 million were incurred and included in other operating expenses for the years ended December 31, 2023 and 2022.

Acquisitions during the year ended December 31, 2022

Acquisition of additional interest in Sportradar US, LLC

On March 29, 2022, the Company purchased an additional 7% non-controlling interest in its subsidiary Sportradar US, LLC, a Delaware limited liability company, for €28.2 million in cash. Following this transaction, Sportradar US, LLC became a wholly-owned subsidiary of the Company. The additional interest acquired resulted in a negative non-controlling interest balance of €3.2 million being reclassified to additional paid in capital in the consolidated statements of changes in equity during the year ended December 31, 2022. Together with the purchase price of €28.2 million, that led to a total decrease in Additional paid in capital in the amount of €31.4 million.

Acquisition of Vaix Limited

On April 6, 2022, the Company acquired 100% of the voting interest in Vaix Limited (“Vaix”), a private company incorporated in England and Wales with a wholly-owned subsidiary incorporated in Greece, Vaix Greece IKE. Vaix develops AI solutions for the iGaming Industry. Vaix’s innovative AI technology allows betting and gaming operators to gain a personalized view of their customers, which provides a more targeted, player-friendly experience. The Company paid at closing a purchase price in cash of €21.7 million. If certain milestones stipulated in the purchase agreement are achieved, the seller will receive up to €23.4 million as cash payments to be paid in three tranches in addition to the initial purchase consideration. The fair value of the contingent consideration as of April 6, 2022 was €18.8 million.

Transaction costs of €0.4 million were incurred and included in other operating expenses for the year ended December 31, 2022.

The fair values of the identifiable assets and liabilities of Vaix as of the date of acquisition are as follows:

in €‘000	As of April 6, 2022
Customer base	1,630
Technology	6,785
Brand	1,006
Other tangible assets	539
Cash	689
Liabilities	(1,791)
Deferred tax liability, net	(1,298)
Net assets acquired	7,560
Goodwill	32,766
Consideration transferred	40,326

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects Vaix`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

During the year ended December 31, 2024, the seller achieved contingent consideration milestones totaling €7.6 million to be paid in 2025.

The change in the fair value measurement of the contingent consideration liability (level 3) is summarized as follows:

in €‘000
As of April 6, 2022	18,800
Net fair value changes recognized in profit from continuing operations during the year	739
As of December 31, 2022	19,539
Payments during the year	(5,800)
Net fair value changes recognized in profit from continuing operations during the year	(2,065)
As of December 31, 2023	11,674
Payments during the year	(5,500)
Net fair value changes recognized in profit from continuing operations during the year	1,459
As of December 31, 2024	7,633

The cash flows arising from the acquisition of Vaix during the year ended December 31, 2022 were as follows:

Year Ended
in €‘000	December 31, 2022
Cash consideration paid for acquisition of subsidiary	(21,681)
Cash acquired with the subsidiary	689
Net cash paid for acquisition (included in cash used in investing activities)	(20,992)
Transaction costs of the acquisition (included in cash from operating activities)	(373)
Net cash outflow on acquisition of subsidiary	(21,365)

Since the acquisition, the revenue, net loss before tax and net loss amounts included in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2022 are €3.3 million, €0.4 million and €0.2 million, respectively.

Acquisition of Ortec Sports B.V.

On April 28, 2022, the Company acquired 100% of shares in Ortec Sports B.V., a Dutch limited liability company, whose name was subsequently changed to Sportradar B.V., for the cash purchase price of €5.7 million. The acquired business was a provider of technology and analytics for professional teams, national associations, and commercial organizations.

The fair values of the identifiable assets and liabilities of the acquired business as of the date of acquisition are as follows:

in €‘000	As of April 28, 2022
Customer base	582
Technology	1,978
Brand	383
Other tangible assets	696
Liabilities	(255)
Deferred tax liability, net	(746)
Net assets acquired	2,638
Goodwill	3,079
Consideration transferred	5,717

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects the acquired business’s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

The cash flows arising from this acquisition during the year ended December 31, 2022 were as follows:

Year Ended
in €‘000	December 31, 2022
Cash consideration paid for acquisition of subsidiary	(5,717)
Cash acquired with the subsidiary	25
Net cash paid for acquisition (included in cash used in investing activities)	(5,692)
Transaction costs of the acquisition (included in cash from operating activities)	(235)
Net cash outflow on acquisition of subsidiary	(5,927)

During the year ended December 31, 2023, an additional deferred consideration of €0.6 million, which was withheld for any possible claims, was paid in cash and is included in cash used for investing activities in the consolidated statement of cash flows.

Since the acquisition, the revenue, net loss before tax and net loss amounts included in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2022 are €1.7 million, €0.7 million and €0.6 million, respectively.

Acquisition of additional interest in NSoft Group

The NSoft Group, comprising NSoft d.o.o. (“NSoft”), Mostar, Bosnia and Herzegovina and its wholly-owned subsidiaries STARK Solutions d.o.o., a company incorporated in Bosnia and Herzegovina, and N-Soft Solutions d.o.o., a company incorporated in Croatia, traditionally acted as a partner for Sportradar. The NSoft group is a leading provider of betting software and offers a retail portfolio of games to bookmakers operating in the Eastern European market. Until April 28, 2022, Sportradar held 40% of the shares of NSoft. On April 29, 2022, the Company acquired an additional 30% for cash consideration of €12.0 million, increasing its ownership to 70%. As of December 31, 2022, NSoft was a consolidated entity of the Company.

Transaction costs of €0.3 million were incurred and included in other operating expenses for the year ended December 31, 2022.

For the year ended and as of December 31, 2021, NSoft was an associate and accounted for using the equity method of accounting. The fair value of the previous held interest in NSoft on the date of acquisition was €16.2 million. The Company’s carrying value on the date of acquisition of the additional interest was €8.3 million. A gain of €7.7 million has been recognized on the remeasurement of the previously held equity-accounted investee within the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2022.

In October 2024, the Company entered into a call option agreement with the minority owner of NSoft, giving the Company the right to purchase the remaining 30% of NSoft. No cash consideration was exchanged at the time of entering this agreement, and there is no obligation of the Company to exercise its option. As of December 31, 2024, the option had not been exercised, nor had any payments been made, therefore there are no transactions to recognize as of or for the year-ended December 31, 2024.

The Company elected to measure the non-controlling interest in the acquiree at the proportionate share of its interest in the acquiree’s identifiable net assets. The fair values of the identifiable assets and liabilities of NSoft as of the date of acquisition of the additional interest are as follows:

in €‘000	As of April 29, 2022
Customer base	4,509
Technology	8,706
Brand	2,513
Property and equipment	2,624
Other tangible assets	5,155
Cash	1,868
Other liabilities	(3,523)
Deferred tax liability, net	(1,096)
Net assets acquired	20,756
Goodwill	13,471
Non-controlling interest (30%)	(6,227)
Consideration transferred	28,000

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.

The goodwill mainly reflects NSoft`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.

The cash flows arising from the acquisition of NSoft during the year ended December 31, 2022 were as follows:

Year Ended
in €‘000	December 31, 2022
Cash consideration paid for acquisition of subsidiary	(12,000)
Cash acquired with the subsidiary	1,868
Net cash paid for acquisition (included in cash used in investing activities)	(10,132)
Transaction costs of the acquisition (included in cash from operating activities)	(261)
Net cash outflow on acquisition of subsidiary	(10,393)

Since the acquisition, the revenue, net loss before tax and net loss amounts included in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2022 are €14.4 million, €1.5 million and €1.3 million, respectively.

Acquisition of Bettech Gaming (PTY) LTD

On August 4, 2022, Sportradar acquired 100% of the shares of Bettech Gaming (PTY) LTD (“BetTech”), a betting platform based in Cape Town, South Africa from the Company’s Chief Executive, Carsten Koerl, and minority shareholders for consideration of €7.0 million. The Company’s acquisition of BetTech was an acquisition under common control and was a related party transaction (refer to Note 26).

Immediately upon closing of the Company’s acquisition of BetTech, the Company contributed 100% of the shares of BetTech based on an enterprise value of €10.0 million to SportTech AG (SportTech), in addition to cash payments totaling €27.9 million, for a 49% ownership in SportTech. The Company recorded a €3.0 million gain upon contribution of BetTech as part of additional paid-in capital for the year ended December 31, 2022. As SportTech was an associate of the Company, the contributions in 2022 were a related party transaction (refer to Note 26).

On May 31, 2023, the Company sold its 49% interest in SportTech to the majority shareholder, Ringier AG (“Ringier”), at which time BetTech was acquired and became a wholly-owned subsidiary of the Company. The Company’s board of directors simultaneously approved a plan to sell BetTech and BetTech was classified as disposal group held for sale until the date it was sold. BetTech was sold to a third party on November 30, 2023 and is not a subsidiary of the Company as of December 31, 2023 (refer to Note 27).